Statement of Changes in Stockholders' Equity - USD ($)		Class A Common Stock [Member]	Class B	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Nov. 12, 2018
Balance, Shares at Nov. 12, 2018
Issuance of Class B common stock to Sponsor	[1]		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		7,187,500
Net income (loss)					(1,650)	(1,650)
Balance at Dec. 31, 2018			$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018			7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs		$ 2,800		264,067,038		264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares		28,000,000
Sale of 5,066,667 Private Placement Warrants				7,600,000		7,600,000
Forfeiture of 812,500 shares of Class B common stock by Sponsor			$ (81)	81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares			(812,500)
Issuance of Class B common stock to Anchor Investor			$ 81	2,745		2,826
Issuance of Class B common stock to Anchor Investor, Shares			812,500
Forfeiture of 187,500 shares of Class B common stock by Sponsor			$ (19)	19
Forfeiture of 187,500 shares of Class B common stock by Sponsor, Shares			(187,500)
Change in value of common stock subject to possible redemption		$ (2,670)		(266,956,230)		(266,958,900)
Common stock subject to possible redemption, Shares		(26,695,890)
Net income (loss)					262,896	262,896
Balance at Mar. 31, 2019		$ 130	$ 700	4,737,934	261,246	5,000,010
Balance, Shares at Mar. 31, 2019		1,304,110	7,000,000
Balance at Dec. 31, 2018			$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018			7,187,500
Net income (loss)						1,365,651
Balance at Jun. 30, 2019		$ 119	$ 700	3,635,185	1,364,001	5,000,005
Balance, Shares at Jun. 30, 2019		1,193,834	7,000,000
Balance at Dec. 31, 2018			$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018			7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs		$ 2,800		264,067,038		264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares		28,000,000
Sale of 5,066,667 Private Placement Warrants				7,600,000		7,600,000
Sale of 5,066,667 Private Placement Warrants, Shares
Forfeiture of 812,500 shares of Class B common stock by Sponsor			$ (81)	81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares			(812,500)
Issuance of Class B common stock to Anchor Investor			$ 81	2,745		2,826
Issuance of Class B common stock to Anchor Investor, Shares			812,500
Change in value of common stock subject to possible redemption		$ (2,697)		(269,709,513)		(269,712,210)
Common stock subject to possible redemption, Shares		(26,971,221)
Net income (loss)					3,016,201	3,016,201
Balance at Dec. 31, 2019		$ 103	$ 700	1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019		1,028,779	7,000,000
Balance at Mar. 31, 2019		$ 130	$ 700	4,737,934	261,246	5,000,010
Balance, Shares at Mar. 31, 2019		1,304,110	7,000,000
Change in value of common stock subject to possible redemption		$ (11)		(1,102,749)		(1,102,760)
Common stock subject to possible redemption, Shares		(110,276)
Net income (loss)					1,102,755	1,102,755
Balance at Jun. 30, 2019		$ 119	$ 700	3,635,185	1,364,001	5,000,005
Balance, Shares at Jun. 30, 2019		1,193,834	7,000,000
Balance at Dec. 31, 2019		$ 103	$ 700	1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019		1,028,779	7,000,000
Change in value of common stock subject to possible redemption		$ (6)		(573,574)		(573,580)
Common stock subject to possible redemption, Shares		(57,358)
Net income (loss)					573,582	573,582
Balance at Mar. 31, 2020		$ 97	$ 700	4,737,934	3,204,890	5,000,004
Balance, Shares at Mar. 31, 2020		971,421	7,000,000
Balance at Dec. 31, 2019		$ 103	$ 700	1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019		1,028,779	7,000,000
Net income (loss)						190,339
Balance at Jun. 30, 2020		$ 101	$ 700	1,794,313	3,204,890	5,000,004
Balance, Shares at Jun. 30, 2020		1,009,745	7,000,000
Balance at Mar. 31, 2020		$ 97	$ 700	4,737,934	3,204,890	5,000,004
Balance, Shares at Mar. 31, 2020		971,421	7,000,000
Change in value of common stock subject to possible redemption		$ 4		383,236		383,240
Common stock subject to possible redemption, Shares		38,324
Net income (loss)					(383,243)	(383,243)
Balance at Jun. 30, 2020		$ 101	$ 700	$ 1,794,313	$ 3,204,890	$ 5,000,004
Balance, Shares at Jun. 30, 2020		1,009,745	7,000,000

[1]	This number included up to 937,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On March 18, 2019, the underwriters elected to partially exercise their over-allotment option and, as a result, 187,500 shares were forfeited (see Note 5).